Leases	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
Leases	Leases
The Company’s lease portfolio consists primarily of real estate, forklifts at its manufacturing facilities and a fleet of vehicles primarily for sales representatives. The lease term for all of its leases includes the non-cancellable period of the lease plus any additional periods covered by either an option to extend (or not to terminate) the lease that the Company is reasonably certain to exercise. ASC 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate.
Amounts associated with finance lease right-of-use assets and liabilities are not considered material, and have been reclassed in the current year to other assets and liabilities, respectively, on the accompanying consolidated balance sheets.
The following table represents the Company’s ROU assets and lease liabilities:

	31 March
(Millions of US dollars)	2024	2023
Assets:
Operating leases, net	$60.9	$59.4
Finance leases, net	3.0	2.0
Total right-of-use assets	$63.9	$61.4

Liabilities:
Operating leases:
Current	$19.0	$18.1
Non-Current	59.4	61.1
Total operating lease liabilities	$78.4	$79.2

Finance leases:
Current	$1.2	$0.8
Non-Current	2.1	1.4
Total finance lease liabilities	$3.3	$2.2

Total lease liabilities	$81.7	$81.4
The following table represents the Company’s lease expense:

	Years Ended 31 March
(Millions of US dollars)	2024	2023	2022
Operating leases	$22.3	$20.2	$21.6
Short-term leases	4.6	3.2	1.7
Finance leases	1.1	1.4	1.0
Interest on lease liabilities	0.2	0.2	0.1
Total lease expense	$28.2	$25.0	$24.4
The weighted-average remaining lease term of the Company’s leases is as follows:

	31 March
(In Years)	2024	2023
Operating leases	7.1	7.9
Finance leases	3.4	3.1

The weighted-average discount rate of the Company’s leases is as follows:

	31 March
	2024	2023
Operating leases	5.4%	4.6%
Finance leases	5.6%	4.3%
The following are future lease payments for non-cancellable leases at 31 March 2024:

Years ended 31 March (Millions of US dollars):	Operating Leases	Finance Leases	Total
2025	$21.6	$1.3	$22.9
2026	18.1	1.0	19.1
2027	11.2	0.6	11.8
2028	8.4	0.4	8.8
2029	6.4	0.2	6.6
Thereafter	30.1	—	30.1
Total	$95.8	$3.5	$99.3
Less: imputed interest			17.6
Total lease liabilities			$81.7
Supplemental cash flow and other information related to leases were as follows:

	Years Ended 31 March
(Millions of US dollars)	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$24.3	$20.9
Operating cash flows used for finance leases	0.2	0.2
Financing cash flows used for finance leases	1.1	1.5
Non-cash ROU assets obtained in exchange for new lease liabilities	26.0	16.8
Non-cash remeasurements (decreasing) increasing ROU assets and lease liabilities	(3.6)	5.7

Leases	Leases
The Company’s lease portfolio consists primarily of real estate, forklifts at its manufacturing facilities and a fleet of vehicles primarily for sales representatives. The lease term for all of its leases includes the non-cancellable period of the lease plus any additional periods covered by either an option to extend (or not to terminate) the lease that the Company is reasonably certain to exercise. ASC 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate.
Amounts associated with finance lease right-of-use assets and liabilities are not considered material, and have been reclassed in the current year to other assets and liabilities, respectively, on the accompanying consolidated balance sheets.
The following table represents the Company’s ROU assets and lease liabilities:

	31 March
(Millions of US dollars)	2024	2023
Assets:
Operating leases, net	$60.9	$59.4
Finance leases, net	3.0	2.0
Total right-of-use assets	$63.9	$61.4

Liabilities:
Operating leases:
Current	$19.0	$18.1
Non-Current	59.4	61.1
Total operating lease liabilities	$78.4	$79.2

Finance leases:
Current	$1.2	$0.8
Non-Current	2.1	1.4
Total finance lease liabilities	$3.3	$2.2

Total lease liabilities	$81.7	$81.4
The following table represents the Company’s lease expense:

	Years Ended 31 March
(Millions of US dollars)	2024	2023	2022
Operating leases	$22.3	$20.2	$21.6
Short-term leases	4.6	3.2	1.7
Finance leases	1.1	1.4	1.0
Interest on lease liabilities	0.2	0.2	0.1
Total lease expense	$28.2	$25.0	$24.4
The weighted-average remaining lease term of the Company’s leases is as follows:

	31 March
(In Years)	2024	2023
Operating leases	7.1	7.9
Finance leases	3.4	3.1

The weighted-average discount rate of the Company’s leases is as follows:

	31 March
	2024	2023
Operating leases	5.4%	4.6%
Finance leases	5.6%	4.3%
The following are future lease payments for non-cancellable leases at 31 March 2024:

Years ended 31 March (Millions of US dollars):	Operating Leases	Finance Leases	Total
2025	$21.6	$1.3	$22.9
2026	18.1	1.0	19.1
2027	11.2	0.6	11.8
2028	8.4	0.4	8.8
2029	6.4	0.2	6.6
Thereafter	30.1	—	30.1
Total	$95.8	$3.5	$99.3
Less: imputed interest			17.6
Total lease liabilities			$81.7
Supplemental cash flow and other information related to leases were as follows:

	Years Ended 31 March
(Millions of US dollars)	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$24.3	$20.9
Operating cash flows used for finance leases	0.2	0.2
Financing cash flows used for finance leases	1.1	1.5
Non-cash ROU assets obtained in exchange for new lease liabilities	26.0	16.8
Non-cash remeasurements (decreasing) increasing ROU assets and lease liabilities	(3.6)	5.7